Intangible assets and goodwill, Detailed information about intangible assets and goodwill (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Intangible assets [Abstract]
Other intangible assets, beginning of period	[1]	$ 342,327
Impairment charge		0		$ (4,670)	[1]	$ 0
Other intangible assets, ending of period		305,369		342,327	[1]
Goodwill [Abstract]
Goodwill	[1]	19,131
Goodwill		19,131		19,131	[1]
Cost [Member]
Goodwill [Abstract]
Goodwill		19,131	[1]	0
Additions		0		0
Disposal		0
Acquired assets		0		19,131	[1]
Impairment charge				0
Foreign exchange movement		0		0
Goodwill		19,131		19,131	[1]	0
Developed Technology [Member] | Metreleptin [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	[1]	168,686
Other intangible assets, ending of period		141,257		168,686	[1]
Developed Technology [Member] | Metreleptin [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period		176,000	[1]	0
Additions		0		0
Acquired assets		0		176,000	[1]
Impairment charge				0
Disposals		0
Foreign exchange movement		0		0
Other intangible assets, ending of period		176,000		176,000	[1]	0
Developed Technology [Member] | Metreleptin [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period		7,314	[1]	0
Amortization, charge		27,429		7,314	[1]
Accumulated amortization on disposals		0
Foreign exchange movement		0
Other intangible assets, ending of period		34,743		7,314	[1]	0
Developed Technology [Member] | Lomitapide [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	[1]	118,857
Other intangible assets, ending of period		103,320		118,857	[1]
Developed Technology [Member] | Lomitapide [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period		123,000	[1]	0
Additions		0		0
Acquired assets		0		123,000	[1]
Impairment charge				0
Disposals		0
Foreign exchange movement		0		0
Other intangible assets, ending of period		123,000		123,000	[1]	0
Developed Technology [Member] | Lomitapide [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period		4,143	[1]	0
Amortization, charge		15,537		4,143	[1]
Accumulated amortization on disposals		0
Foreign exchange movement		0
Other intangible assets, ending of period		19,680		4,143	[1]	0
In Process R&D [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	[1]	54,261
Other intangible assets, ending of period		60,128		54,261	[1]
In Process R&D [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period		54,261	[1]	60,091
Additions		0		0
Acquired assets		591		0	[1]
Impairment charge				(4,670)
Disposals		0
Foreign exchange movement		5,276		(1,160)
Other intangible assets, ending of period		60,128		54,261	[1]	60,091
In Process R&D [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period		0	[1]	0
Amortization, charge		0		0	[1]
Accumulated amortization on disposals		0
Foreign exchange movement		0
Other intangible assets, ending of period		0		0	[1]	0
Total Intangible Assets [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	[1]	342,327
Other intangible assets, ending of period		305,369		342,327	[1]
Total Intangible Assets [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period		353,962	[1]	60,349
Additions		372		74
Acquired assets		591		299,374	[1]
Impairment charge				(4,670)
Disposals		(246)
Foreign exchange movement		5,315		(1,165)
Other intangible assets, ending of period		359,994		353,962	[1]	60,349
Total Intangible Assets [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period		11,635	[1]	52
Amortization, charge		43,168		11,583	[1]
Accumulated amortization on disposals		(246)
Foreign exchange movement		68
Other intangible assets, ending of period		54,625		11,635	[1]	52
Other Intangible Assets [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period	[1]	523
Other intangible assets, ending of period		664		523	[1]
Other Intangible Assets [Member] | Cost [Member]
Intangible assets [Abstract]
Other intangible assets, beginning of period		701	[1]	258
Additions		372		74
Acquired assets		0		374	[1]
Impairment charge				0
Disposals		(246)
Foreign exchange movement		39		(5)
Other intangible assets, ending of period		866		701	[1]	258
Other Intangible Assets [Member] | Accumulated Amortization [Member]
Accumulated amortization [Abstract]
Other intangible assets, beginning of period		178	[1]	52
Amortization, charge		202		126	[1]
Accumulated amortization on disposals		(246)
Foreign exchange movement		68
Other intangible assets, ending of period		$ 202		$ 178	[1]	$ 52

[1]	see Note 27